Income taxes (Details 5) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
The changes in deferred income tax assets and liabilities
Beginning Balance	€ 193,587	€ 194,486
Consolidated Statements of Operations	(59,539)	(11,943)
Exchange differences	3,898	11,044
Ending Balance	€ 137,946	€ 193,587